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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald J. Krystyniak
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   (213) 891-6311
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Ronald J. Krystyniak          Los Angeles, CA    November 1, 2004
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds, LLC
       ---------------          ------------------------------------
    28-                         Oakmont Corporation
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                                                     FORM 13F INFORMATION TABLE

                                                                  VALUE                INVESTMENT          OTHER            VOTING
NAME OF ISSUER                      TITLE OF CLASS   CUSIP      (X$1000)      SHARES   DISCRETION         MANAGERS        AUTHORITY
--------------------------          --------------   ------     --------    ---------  ----------         --------        ---------
AIRTRAN HOLDINGS INC                    Common      00949P108     20,105    2,018,600     Other     Oakmont Corporation      Sole
ALLERGAN INC                            Common      018490102      3,700       51,000     Other     Oakmont Corporation      Sole
ALLERGAN INC                            Common      018490102      7,110       98,000     Other    The Cypress Funds LLC     Sole
AMAZON COM INC                          Common      023135106      3,974       97,250     Other     Oakmont Corporation      Sole
AMERICAN INTERNATIONAL GROUP INC        Common      026874107      7,819      115,000     Other    The Cypress Funds LLC     Sole
AMERICAN TECHNOLOGY CORP                Common      030145205      2,080      361,700     Other     Oakmont Corporation      Sole
AUTOMATIC DATA PROCESSING INC           Common      053015103      8,285      200,500     Other    The Cypress Funds LLC     Sole
BOEING CO                               Common      097023105     15,692      304,000     Other     Oakmont Corporation      Sole
BOEING CO                               Common      097023105      8,254      159,900     Other    The Cypress Funds LLC     Sole
BURLINGTON NORTHERN SANTA FE CORP       Common      12189T104      7,662      200,000     Other    The Cypress Funds LLC     Sole
CATERPILLAR INC                         Common      149123101      8,407      104,500     Other    The Cypress Funds LLC     Sole
COMPUGEN LTD                            Common      M25722105        621      122,825     Other     Oakmont Corporation      Sole
COSTCO WHOLESALE CORP                   Common      22160K105     16,154      389,150     Other     Oakmont Corporation      Sole
COSTCO WHOLESALE CORP                   Common      22160K105      8,717      210,000     Other    The Cypress Funds LLC     Sole
DEERE & CO                              Common      244199105      7,423      115,000     Other    The Cypress Funds LLC     Sole
DELPHI FINANCIAL GROUP, INC             Common      247131105     25,717      640,211     Other     Oakmont Corporation      Sole
ENCANA CORP                             Common      292505104     16,594      358,400     Other     Oakmont Corporation      Sole
ENCANA CORP                             Common      292505104      8,355      180,900     Other    The Cypress Funds LLC     Sole
FEDEX CORP                              Common      31428X106      7,712       90,000     Other    The Cypress Funds LLC     Sole
FLEXTRONICS INTL LTD                    Common      Y2573F102     10,812      816,000     Other     Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B     Common      35671D857      4,306      106,311     Other     Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B     Common      35671D857      9,538      235,500     Other    The Cypress Funds LLC     Sole
FUELCELL ENERGY INC                     Common      35952H106      1,257      122,600     Other     Oakmont Corporation      Sole
GENERAL ELECTRIC                        Common      369604103     12,425      370,000     Other     Oakmont Corporation      Sole
GENERAL ELECTRIC                        Common      369604103      8,664      258,000     Other    The Cypress Funds LLC     Sole
HILTON HOTELS CORP                      Common      432848109     14,514      770,400     Other     Oakmont Corporation      Sole
INCO LTD                                Common      453258402      8,661      221,800     Other    The Cypress Funds LLC     Sole
INTERNATIONAL BUSINESS MACHINES         Common      459200101      1,921       22,400     Other     Oakmont Corporation      Sole
INTERNATIONAL BUSINESS MACHINES         Common      459200101      5,496       64,100     Other    The Cypress Funds LLC     Sole
INTERNATIONAL GAME TECHNOLOGY           Common      459902102      5,069      141,000     Other     Oakmont Corporation      Sole
INTERNATIONAL GAME TECHNOLOGY           Common      459902102      7,514      209,000     Other    The Cypress Funds LLC     Sole
INVESTORS FINANCIAL SERVICES CORP       Common      461915100    161,677    3,582,462     Other     Oakmont Corporation      Sole
INVESTORS FINANCIAL SERVICES CORP       Common      461915100     12,411      275,000     Other    The Cypress Funds LLC     Sole
LOCKHEED MARTIN CORP                    Common      539830109      3,096       55,500     Other     Oakmont Corporation      Sole
LOUISIANA PACIFIC CORP                  Common      546347105      4,671      180,000     Other    The Cypress Funds LLC     Sole
MANNKIND CORPORATION                    Common      56400P201      4,208      210,000     Other     Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO                 Common      582411104      4,871      373,795     Other     Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO                 Common      582411104      5,929      455,000     Other    The Cypress Funds LLC     Sole
MCMORAN EXPLORATION  CO               NOTE 6.00%    582411AB0      3,367       27,500     Other     Oakmont Corporation      Sole
MICROSOFT CORPORATION                   Common      594918104      7,593      274,600     Other     Oakmont Corporation      Sole
ORACLE CORP                             Common      68389X105      6,768      600,000     Other    The Cypress Funds LLC     Sole
PFIZER INC                              Common      717081103      4,070      133,000     Other     Oakmont Corporation      Sole
PFIZER INC                              Common      717081103      7,497      245,000     Other    The Cypress Funds LLC     Sole
SEI INVESTMENTS CO                      Common      784117103      2,967       88,100     Other     Oakmont Corporation      Sole
SOUTHWEST AIRLINES CO                   Common      844741108      6,810      500,000     Other    The Cypress Funds LLC     Sole
STRATUS PROPERTIES INC                  Common      863167201      1,229       92,755     Other     Oakmont Corporation      Sole
SYNTROLEUM CORP                         Common      871630109     51,255    7,301,240     Other     Oakmont Corporation      Sole
TIFFANY & CO                            Common      886547108        679       22,100     Other     Oakmont Corporation      Sole
UNIVISION COMMUNICATIONS INC            Common      914906102      9,888      312,800     Other     Oakmont Corporation      Sole
UNIVISION COMMUNICATIONS INC            Common      914906102      7,270      230,000     Other    The Cypress Funds LLC     Sole
VASOGEN INC                             Common      92232F103      9,778    2,135,000     Other     Oakmont Corporation      Sole
YORK INTERNATIONAL                      Common      986670107      7,108      225,000     Other    The Cypress Funds LLC     Sole
                                                                --------
                                                                 597,700
                                                                --------

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                                 FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                        2
                                                               ------------

Form 13F Information Table Entry Total:                                  52
                                                               ------------

Form 13F Information Table Value Total:                             597,700
                                                               ------------
                                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number                    Name

                28-                                     The Cypress Funds LLC
-------            --------------------                 -----------------------
                28-                                     Oakmont Corporation
-------            --------------------                 -----------------------